SHARE-BASED COMPENSATION - Schedule of Outstanding Options For RSUs and DSUs (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 2.11		$ 1.82
Weighted average exercise price of stock options granted (in CA$ per option)	2.75		6.94
Weighted average exercise price of stock options forfeited (in CA$ per option)	9.85		0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 2.17		$ 2.12
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	297,658	297,658	36,247	36,247
Granted (in shares) | shares	811,458	811,458	276,584	276,584
Forfeited (in shares) | shares	(22,499)	(22,499)	0	0
Number of units outstanding, end of year (in shares) | shares	1,086,617	1,086,617	312,831	312,831
Vested (in shares) | shares	0	0	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 8.35		$ 18.59
Weighted average exercise price of stock options granted (in CA$ per option)	2.75		6.93
Weighted average exercise price of stock options forfeited (in CA$ per option)		$ 9.25		$ 0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 4.15		$ 8.28
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 0		$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	301,091	301,091	18,755	18,755
Granted (in shares) | shares	224,342	224,342	62,181	62,181
Settled (in shares) | shares	0	0	(2,026)	(2,026)
Number of units outstanding, end of year (in shares) | shares	525,433	525,433	78,910	78,910
Vested (in shares) | shares	525,433	525,433	78,910	78,910
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 4.23		$ 14.07
Weighted average exercise price of stock options granted (in CA$ per option)	2.85		6.92
Weighted average exercise price of stock options settled (in CA$ per option)	0		14.07
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 3.64		$ 14.07
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 3.64		$ 8.71